Revenue from Contract with Customers - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	$ 2,675,065	$ 2,649,872	$ 2,499,541
North America [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	857,002	826,529	740,541
Panama [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	630,966	536,036	501,896
Central America and Caribbean [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	211,567	210,800	202,390
Brazil [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	279,718	284,858	328,109
Argentina [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	156,149	234,042	211,777
Colombia [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	201,887	203,411	186,315
Others South America [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	$ 337,776	$ 354,196	$ 328,513